UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Kolatch
Title:    Managing Member
Phone:    (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch            Englewood Cliffs, NJ         February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $81,314
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


                                                      FORM 13F INFORMATION TABLE
                                                    Redwood Capital Management, LLC
                                                           December 31, 2007
COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------         -----      --------  -------   --- ----   ----------  --------  ----    ------  ----
ALLIANCE DATA SYSTEMS CORP     COM              018581108  3,750      50,000   SH         SOLE        NONE       50,000
AMERICAN INTL GROUP INC        COM              026874107  8,162     140,000   SH         SOLE        NONE      140,000
BURLINGTON NORTHN SANTA FE C   COM              12189T104  1,370      16,462   SH         SOLE        NONE       16,462
COMCAST CORP NEW               CL A             20030N101  4,109     225,000   SH         SOLE        NONE      225,000
DOMTAR CORP                    COM              257559104  4,574     594,850   SH         SOLE        NONE      594,850
E M C CORP MASS                COM              268648102  2,780     150,000   SH         SOLE        NONE      150,000
FAMILY DLR STORES INC          COM              307000109    962      50,000   SH         SOLE        NONE       50,000
GOODYEAR TIRE & RUBR CO        COM              382550101  6,072     215,180   SH         SOLE        NONE      215,180
HARRAHS ENTMT INC              COM              413619107  4,438      50,000   SH         SOLE        NONE       50,000
IPCS INC                       COM NEW          44980Y305  3,810     105,850   SH         SOLE        NONE      105,850
INNOPHOS HOLDINGS INC          COM              45774N108    818      54,957   SH         SOLE        NONE       54,957
KEY ENERGY SVCS INC            COM              492914106  8,279     575,300   SH         SOLE        NONE      575,300
LIONS GATE ENTMNT CORP         COM NEW          535919203  5,360     568,980   SH         SOLE        NONE      568,980
MEDIA GEN INC                  CL A             584404107  7,497     352,800   SH         SOLE        NONE      352,800
NORTEL INVERSORA S A           SPON ADR PFD B   656567401  9,140     450,235   SH         SOLE        NONE      450,235
OFFICE DEPOT INC               COM              676220106    696      50,000   SH         SOLE        NONE       50,000
QUALCOMM INC                   COM              747525103  3,345      85,000   SH         SOLE        NONE       85,000
SLM CORP                       COM              78442P106  1,511      75,000   SH         SOLE        NONE       75,000
SPRINT NEXTEL CORP             COM SER 1        852061100  3,939     300,000   SH         SOLE        NONE      300,000
TERRESTAR CORP                 COM              881451108    702      96,780   SH         SOLE        NONE       96,780



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